Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2022
Statement of cash flows [abstract]
Summary of Cash Flow Information

For the purposes of the consolidated statement of cash flows, cash and cash equivalents include cash on hand and in banks, net of outstanding bank overdrafts. Cash and cash equivalents at the end of the reporting period as shown in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statement of financial position as follows:

	2022 A$	2021 A$	2020 A$
Cash and cash equivalents	33,564,857	28,499,449	4,577,747

(b)
Reconciliation of Operating Loss to Net Cash Outflow from Operating Activities

	2022 A$	2021 A$	2020 A$
(Loss) for the year	(21,759,358)	(8,697,037)	(7,118,288)
Items in loss
Depreciation and amortisation	1,109,412	1,700,878	2,443,386
Share-based payments	2,829,689	1,308,349	55,355
Loss/(Gain) on asset disposals	1,827	21,010	(173,934)
Contingent consideration – change in fair value	936,354	(3,212,503)	(4,823,874)
Amortisation of transaction costs	-	252,019	29,649
Net gain arising on modification of borrowings measured at amortised costs that were not derecognized	-	-	544,357
Accrual of final borrowing payment	-	528,819	(199,089)
Net foreign exchange differences	738,423	(1,067,746)	558,645
Loss on disposal of French operations	-	-	802,502
Interest received	(9,869)	(5,756)	(58,369)

Changes in Operating Assets and Liabilities
(Increase)/Decrease) in receivables	(39,148)	34,078	(202,257)
(Increase)/Decrease in research and development incentive receivable	(5,791,688)	1,991,468	4,145,659
(Increase)/Decrease in other assets	(600,285)	(85,648)	348,768
(Increase) in inventory	-	-	(28,291)
Increase/(Decrease) in payables	979,902	(63,305)	127,451
Increase/(Decrease) in provisions	41,062	(55,923)	(85,407)
(Decrease) in other liabilities	-	-	(20,876)
(Decrease) in deferred tax liability	(191,808)	(187,427)	(248,580)
Net cash outflows from operating activities	(21,755,487)	(7,538,724)	(3,903,193)